Stockholders' Deficit - Schedule of Stock Options Warrants (Details) (10K) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of warrants balance, beginning of period	5,905,000	1,405,000
Number of warrants, granted	1,000,000	4,500,000
Number of warrants, expired	1,405,000
Number of warrants, cancelled, forfeited
Number of warrants, exercised
Number of warrants, balance end of period	5,500,000	5,905,000
Number of warrants, exercisable	5,500,000	4,780,000
Weighted Average Exercise Price balance, beginning of period	$ 0.25	$ 0.52
Weighted Average Exercise Price, granted	0.49	0.17
Weighted Average Exercise Price, expired	0.52
Weighted Average Exercise Price, cancelled, forfeited
Weighted Average Exercise Price, exercised
Weighted Average Exercise Price balance, end of period	0.23	0.25
Weighted Average Exercise Price, exercisable	$ 0.23	$ 0.29